Note 5 - Stockholders' Equity (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity [Abstract]
Stockholders' Equity
4. Stockholders’ Equity

On February 19, 2021, the Company entered into a Securities Purchase Agreement (the "Purchase Agreement") for the sale of 2,000,000 shares (the "Shares") of common stock at a purchase price of $7.00 per share, in a registered direct offering. The closing of the sale of the Shares under the Purchase Agreement occurred on February 23, 2021. The gross proceeds to the Company from the transaction were $14 million, before deducting the placement agent’s fees and other estimated offering expenses. Under the Company’s engagement letter with H.C. Wainwright & Co., LLC ("Wainwright"), pursuant to which Wainwright agreed to serve as exclusive placement agent for the issuance and sale of the Shares, the Company also issued to designees of Wainwright warrants to purchase up to 150,000 shares of Common Stock (the "Placement Agent Warrants"). Subject to certain ownership limitations, the Placement Agent Warrants are immediately exercisable at a price of $8.75 per share of Common Stock, subject to customary adjustments as provided under the terms of the Placement Agent Warrants. The Warrants are exercisable for five years from the commencement of sales of the shares being offered.

The Company has granted options to purchase shares of common stock. The following is a summary of option award activity during the three months ended March 31, 2021:

	Total Stock Options Outstanding	Weighted Average Exercise Price per Share
December 31, 2020	76,064	$27.35
Granted	—	—
Vested	—	—
Forfeited, Canceled	(8,163)	143.62
March 31, 2021	67,901	$13.37

The following is a summary of outstanding stock options as of March 31, 2021:

	As of March 31, 2021
	Stock Options Outstanding	Vested Stock Options
Quantity	67,901	67,901
Weighted Average Exercise Price	$13.37	$13.37
Weighted Average Remaining Contractual Term (in Years)	3.36	3.36
Intrinsic Value	$86,400	$86,400

For the three months ended March 31, 2021 and 2020, the Company granted no stock options. As of March 31, 2021 and 2020, the total fair value of options vested was $0.

As of March 31, 2021, there was no total compensation cost not yet recognized related to unvested stock options.

5. Stockholders' Equity

During June 2020, the Company raised $2.8 million in net proceeds from the issuance of 1,515,878 shares of common stock and warrants to purchase 871,630 shares of common stock.  These warrants were recorded as a equity instrument and valued at $1.0 million at the date of issuance utilizing the following Black-Scholes assumptions.

June 3, 2020
Stock Price	$1.65
Exercise Price	$2.03 - $2.62
Term in years	5.00
Volatility	98.20%
Annual rate of quarterly dividends	0%
Discount rate- bond equivalent yield	0.38%

Issuance costs amounted to $391,581.

Warrants

In connection with sales of the Company's common stock and the issuance of debt instruments that have since been repaid, warrants were issued. The warrants expire between one and seven years from issuance from the date of grant and are subject to the terms applicable in each agreement. The following table sets forth the changes in the number of warrants outstanding for the periods presented:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2018	528,054	$10.90
Forfeited, Canceled	(200,801)	14.18
Outstanding at December 31, 2019	327,253	8.89
Granted	871,630	2.11
Exercised	(827,543)	2.03
Outstanding at December 31, 2020	371,340	$7.28

Equity Incentive Plan

The following is a summary of option award activity under the Plan for the year ended December 31, 2020:

	Year ended December 31, 2020
	Total Stock Options Outstanding	Weighted Average Exercise Price per Share	Nonvested Stock Options	Weighted Average Grant Date Fair Value per Share
December 31, 2019	136,105	$40.07	—	$—
Forfeited, Canceled	(60,041)	56.19	—	—
December 31, 2020	76,064	$27.35	—	$—

The following is a summary of outstanding stock options under the Plan as of December 31, 2020:

	Stock Options Outstanding	Vested Stock Options
Quantity	76,064	76,064
Weighted-average exercise price	$27.35	$27.35
Weighted Average Remaining Contractual Term (in Years)	3.24	3.24
Intrinsic value	$12,300	$12,300

For the years ended December 31, 2020 and 2019, the Company granted no stock options. The total intrinsic value of options exercised for the years ended December 31, 2020 and 2019 was $0. As of December 31, 2020, there was no total compensation cost not yet recognized related to unvested stock options.